6. Accounts Receivable, net (Details - Accounts receivable) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Accounts receivable	$ 17,306	$ 17,001
Less: Allowance for doubtful accounts	(245)	(462)	$ (633)	$ (1,520)
Accounts receivable, net	$ 17,061	$ 16,539